Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the “Manager”), the Manager acts as the fleet’s technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company’s processes. The Company’s largest shareholder controls the Manager.

Prior to 2024, the Company operated under a management agreement amended on August 10, 2018 and further amended on November 10, 2023, which extended the term through December 31, 2025 and which commenced in 2024, an annual management fee of $2.0 million and 100,000 shares of the Company’s common stock payable annually, together with daily vessel management fees of $475 for vessels on bareboat charter and $950 for vessels on time or voyage charter, a 1.25% commission on gross freight, charter hire, ballast bonus and demurrage, a 1.0% commission on vessel acquisitions and disposals, and a flat supervision fee of $850 thousand per newbuilding vessel.

On February 3, 2025, the Company entered into an amended and restated management agreement with the Manager, effective as of January 1, 2025 until December 31, 2025, removing the provision of certain commercial services to the Company by Danaos Shipping and the related fees payable by the Company. Under this agreement the Company pays to the Manager the following fees:

(i)	an annual management fee of $2.0 million and 100,000 shares of the Company’s common stock, payable annually,
(ii)	a daily vessel management fee of $475 for vessels on bareboat charter, pro - rated for the number of calendar days the Company owns each vessel,
(iii)	a daily vessel management fee of $950 for vessels on time charter and voyage charter, pro - rated for the number of calendar days the Company owns each vessel,
(iv)	a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff, and
(v)	a fee of $1 per Emission Allowance required to be surrendered by the Responsible entity under the EU ETS or any other applicable emission scheme in any calendar year.

On August 1, 2025, the Company further amended the management agreement with the Manager to extend the termination date to December 31, 2026, and under which the Company will pay the following fees:

(i)	an annual management fee of (a) $2.0 million for the remainder of 2025 and (b) $2.5 million effective as of January 1, 2026,
(ii)	100,000 shares of the Company’s common stock, payable annually in the fourth quarter of each year,
(iii)	a daily vessel management fee of (a) $475 for vessels on bareboat charter for the remainder of 2025 and (b) $550 for vessels on bareboat charter for 2026, effective as of January 1, 2026, each pro-rated for the number of calendar days the Company owns each vessel,

11. Related Party Transactions (Continued)

(iv)	a daily vessel management fee (a) of $950 for vessels on time charter or voyage charter for the remainder of 2025 and (b) of $1,100 for vessels on time charter or voyage charter for 2026, effective as of January 1, 2026, each pro-rated for the number of calendar days the Company owns each vessel,
(v)	a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff, and
(vi)	a fee of $1 per Emission Allowance required to be surrendered by the Responsible entity under the EU ETS or any other applicable emission scheme in any calendar year.

On February 3, 2025, the Company entered into a brokerage services agreement with Danaos Chartering Services Inc. (“Danaos Chartering”), effective as of January 1, 2025 until December 31, 2025, for the provision of commercial services at the same fees previously payable to Danaos Shipping Company Limited. Danaos Chartering, a newly-formed affiliate of Danaos Shipping, is ultimately owned by Danaos Investment Limited (“DIL”), the Company’s largest stockholder. On August 1, 2025, the Company amended the brokerage services agreement with Danaos Chartering to extend the termination date to December 31, 2026. Except for this change in the termination time, all other terms and fee structures of the agreement remain unchanged, under which the Company will pay:

(i)	a management fee of 1.25%
(ii)	on all freight, charter hire, ballast bonus and demurrage for each vessel, and
(iii)	a fee of 1.0% based on the contract price of any vessel bought or sold by it on the Company’s behalf, including newbuilding contracts.

For the years ended December 31, 2025, 2024 and 2023, management fees to Danaos Shipping amounted to $31.1 million, $29.1 million and $21.5 million, respectively, and are presented under “General and administrative expenses” in the Consolidated Statements of Income. For the years ended December 31, 2025, 2024 and 2023, commissions for commercial services to Danaos Chartering and Danaos Shipping amounted to $13.1 million, $12.4 million and $11.7 million, respectively, and are presented under “Voyage expenses” in the Consolidated Statements of Income. Commissions on the contract price of vessels sold in the years ended December 31, 2025, 2024 and 2023 amounted to nil, nil and $25.6 thousand, respectively, and are presented under “Net gain on disposal/sale of vessels.” Commissions on the contract price of newly acquired vessels charged by Danaos Chartering and Danaos Shipping totaled $1.2 million, $6.0 million and $0.7 million in 2025, 2024 and 2023, respectively, and were capitalized to the cost of the newly acquired vessels. Additionally, supervision fees for vessels under construction charged by Danaos Shipping and capitalized to vessels under construction totaled $1.9 million, $3.0 million and $3.0 million in 2025, 2024 and 2023, respectively.

The Company pays advances on account of the vessels’ operating expenses. These prepaid amounts are presented in the Consolidated Balance Sheets under “Due from related parties” totaling $46.8 million and $52.6 million as of December 31, 2025 and 2024, respectively.

The Company employs its executive officers. The executive officers received aggregate cash salaries of $2.6 million (€2.3 million), $2.5 million (€2.3 million) and $2.2 million (€2.0 million) for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, for the year ended December 31, 2025, the Company distributed an additional $4.8 million as a one - off discretionary cash bonus to executive officers.

The Company established defined benefit retirement plan for its executive officers in December 2022 and prior service costs related to the defined benefit plan of $14.2 million were recognized in the other comprehensive loss in the year ended December 31, 2022. Advances related to this plan amounting to $7.8 million were exercised in the period ended December 31, 2022 (refer to Note 19 “Executive Retirement Plan”), out of which $6.8 million remained unpaid and were presented under “Other current liabilities” as of December 31, 2022. These advances were paid in 2023 and nil is outstanding as of December 31, 2025 and 2024, respectively. The Company recognized non-cash share-based compensation expense in respect of awards to executive officers of $9.8 million, $8.2 million, and $6.3 million in the years ended December 31, 2025, 2024, and 2023, respectively.

11. Related Party Transactions (Continued)

Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2025, 2024 and 2023 the Company paid premiums to The Swedish Club of $12.1 million, $9.3 million and $8.7 million, respectively, which are presented under “Vessel operating expenses” in the Consolidated Statements of Income. As of December 31, 2025 and 2024, the Company had payable balance to The Swedish Club amounting to $0.3 million and $0.4 million, respectively.

See Note 3 “Investments in Affiliates” for the loan provided to the Company’s affiliate CTTC.